TRADE RECEIVABLES - Summary of Trade Receivables by Exposure to Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trade receivables	R$ 3,933,550	R$ 3,930,340
Allowance for expected credit losses	(431,151)	(453,981)
Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	3,933,550	3,930,340
Allowance for expected credit losses	(431,151)	(453,981)	R$ (432,108)
Current [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	2,814,843	2,488,412
Allowance for expected credit losses	(94,148)	(80,087)
Up to 30 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	621,711	937,227
Allowance for expected credit losses	(59,764)	(68,782)
31 to 60 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	142,507	140,757
Allowance for expected credit losses	(53,609)	(56,784)
61 to 90 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	106,124	97,713
Allowance for expected credit losses	(48,851)	(49,731)
91 to 180 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	248,365	266,231
Allowance for expected credit losses	R$ (174,779)	R$ (198,597)